Schedule of assets and liabilities that comprise the assets held for sale and associated liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets classified as held for sale		$ 1,469
Liabilities associated to assets classified as held for sale		1,021
Non-current assets held for sale [member] | Property Plant And Equipment One [Member]
IfrsStatementLineItems [Line Items]
Assets classified as held for sale		1,185
Non-current assets held for sale [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Assets classified as held for sale		3
Non-current assets held for sale [member] | Financial Assets At Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Assets classified as held for sale		3
Non-current assets held for sale [member] | Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Assets classified as held for sale		1
Non-current assets held for sale [member] | Total Non Current Assets [Member]
IfrsStatementLineItems [Line Items]
Assets classified as held for sale		1,192
Current Assets Held For Sale [Member] | Financial Assets At Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Assets classified as held for sale		1
Current Assets Held For Sale [Member] | Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Assets classified as held for sale		176
Current Assets Held For Sale [Member] | Inventories One [Member]
IfrsStatementLineItems [Line Items]
Assets classified as held for sale		22
Current Assets Held For Sale [Member] | Financial Assets At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Assets classified as held for sale		26
Current Assets Held For Sale [Member] | Cash And Cash Equivalents One [Member]
IfrsStatementLineItems [Line Items]
Assets classified as held for sale		52
Current Assets Held For Sale [Member] | Total Current Assets [Member]
IfrsStatementLineItems [Line Items]
Assets classified as held for sale		277
Non Current Liabilities Held For Sale [Member] | Provisions [Member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		29
Non Current Liabilities Held For Sale [Member] | Deferred Revenue [Member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		17
Non Current Liabilities Held For Sale [Member] | Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		282
Non Current Liabilities Held For Sale [Member] | Defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		9
Non Current Liabilities Held For Sale [Member] | Salaries And Social Security Payable [Member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		4
Non Current Liabilities Held For Sale [Member] | Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		98
Non Current Liabilities Held For Sale [Member] | Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		81
Non Current Liabilities Held For Sale [Member] | Total Non Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		520
Current Liabilities Held For Sale [Member] | Provisions [Member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		4
Current Liabilities Held For Sale [Member] | Defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		1
Current Liabilities Held For Sale [Member] | Salaries And Social Security Payable [Member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		44
Current Liabilities Held For Sale [Member] | Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		2
Current Liabilities Held For Sale [Member] | Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		429
Current Liabilities Held For Sale [Member] | Taxes Payables [Member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		21
Current Liabilities Held For Sale [Member] | Total Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Liabilities associated to assets classified as held for sale		$ 501